Leases (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, Balance as of January 1, 2022	$ 105,250
Additions	1,978
Amortization of right-of-use assets	(5,250)
Initial consolidation	(4,658)
Reserve for translation differences	10,121
Right of use, Balance as of December 31, 2022	96,515
Land
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, Balance as of January 1, 2022	102,477
Additions	532
Amortization of right-of-use assets	(4,217)
Initial consolidation	(4,529)
Reserve for translation differences	9,774
Right of use, Balance as of December 31, 2022	93,547
Offices and vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, Balance as of January 1, 2022	2,773
Additions	1,446
Amortization of right-of-use assets	(1,033)
Initial consolidation	(129)
Reserve for translation differences	347
Right of use, Balance as of December 31, 2022	$ 2,968